Other Income (Expense) - Components of Other Income (Expense) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended			3 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Actavis Group [Member]	Dec. 31, 2012 Actavis Group [Member]
Other Non operating Income Expense [Line Items]
Gain on sale of products	$ 4.3	$ 88.7
Gain on sale of investments		28.8	0.8
Gain on sale of divested products		24.0		24.0
Gain on sale of business	2.3
Loss on extinguishment of debt	(18.5)
Loss on foreign exchange derivative		(70.4)
Bridge loan expenses		(37.1)			(37.1)
Earnings (losses) on equity method investments	6.0	1.3	(4.5)
Other income	25.7	3.2	3.2
Other income (expense)	$ 19.8	$ 38.5	$ (0.5)